Propery, Plant And Equipment, Net	12 Months Ended
Sep. 30, 2024
Propery, Plant And Equipment, Net [Abstract]
PROPERY, PLANT AND EQUIPMENT, NET

10. PROPERY, PLANT AND EQUIPMENT, NET

As of September 30, 2023 and 2024, property, plant and equipment, net consisted of the following:

	As of September 30,
	2023	2024
Construction in progress (1)	$3,095,981	$7,766,316
Vehicles	191,741	221,787
Furniture, fixtures and office equipment	41,478	43,124
E-bicycle charging piles	1,429,579	19,864
Subtotal	4,758,779	8,051,091
Less: accumulated depreciation	(918,836)	(173,388)
Property, plant and equipment, net	$3,839,943	$7,877,703

(1)	Addition of $3,095,981 and $4,670,335 is related to the construction of Changzhou manufacturing plants incurred for the year ended September 30, 2023 and 2024, respectively. For the years ended September 30, 2023 and 2024, $33,270 and $320,361 of interest expense from the long-term borrowings from Bank of Jiangnan was capitalized in the construction of Changzhou manufacturing plant respectively.

For the years ended September 30, 2022, 2023 and 2024, depreciation expenses were $824,664, $507,672 and $256,371, respectively. For the years ended September 30, 2024, loss from disposal of e-bicycle charging piles was $348,999.